Invested Assets and Net Investment Income - Carrying Value and Fair Value of Financial Assets and Other Financial Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of assets [line items]
Carrying value	$ 188,050	$ 178,698
Fair value	188,028	178,651
Financial liabilities, carrying value	22,218	21,287
Financial liabilities, at fair value	22,219	21,236
Invested assets	199,175	189,817
Investment properties	9,432	9,290
Other non-financial invested assets	1,693	1,829
Derivative investments
Disclosure of fair value measurement of assets [line items]
Financial liabilities, carrying value	2,065	2,077
Financial liabilities, at fair value	2,065	2,077
Other financial invested assets (CLOs)
Disclosure of fair value measurement of assets [line items]
Financial liabilities, carrying value	5,846	5,028
Financial liabilities, at fair value	5,846	5,028
Measured at amortized cost | Investment contract liabilities
Disclosure of fair value measurement of assets [line items]
Financial liabilities, carrying value	11,796	11,678
Financial liabilities, at fair value	11,796	11,678
Measured at amortized cost | Other financial liabilities
Disclosure of fair value measurement of assets [line items]
Financial liabilities, carrying value	2,244	2,265
Financial liabilities, at fair value	2,245	2,214
FVTPL | Obligations for securities borrowing
Disclosure of fair value measurement of assets [line items]
Financial liabilities, carrying value	267	239
Financial liabilities, at fair value	267	239
Cash, cash equivalents and short-term securities
Disclosure of fair value measurement of assets [line items]
Carrying value	14,841	13,873
Fair value	14,841	13,873
Debt securities
Disclosure of fair value measurement of assets [line items]
Carrying value	85,618	81,955
Debt securities | FVTPL
Disclosure of fair value measurement of assets [line items]
Carrying value	72,599	68,106
Fair value	72,599	68,106
Debt securities | FVOCI
Disclosure of fair value measurement of assets [line items]
Carrying value	13,019	13,849
Fair value	13,019	13,849
Equity securities
Disclosure of fair value measurement of assets [line items]
Carrying value	12,250	9,974
Equity securities | FVTPL
Disclosure of fair value measurement of assets [line items]
Carrying value	12,179	9,900
Fair value	12,179	9,900
Equity securities | FVOCI
Disclosure of fair value measurement of assets [line items]
Carrying value	71	74
Fair value	71	74
Mortgages and loans | FVTPL
Disclosure of fair value measurement of assets [line items]
Carrying value	55,157	53,233
Fair value	55,157	53,233
Mortgages and loans | FVOCI
Disclosure of fair value measurement of assets [line items]
Carrying value	2,733	2,525
Fair value	2,733	2,525
Mortgages and loans | Amortized cost
Disclosure of fair value measurement of assets [line items]
Carrying value	1,543	1,861
Fair value	1,521	1,814
Mortgages and loans | Amortized cost | Level 2
Disclosure of fair value measurement of assets [line items]
Fair value	1,502	1,787
Mortgages and loans | Amortized cost | Level 3
Disclosure of fair value measurement of assets [line items]
Fair value	19	27
Derivative investments
Disclosure of fair value measurement of assets [line items]
Carrying value	1,534	1,971
Fair value	1,534	1,971
Other financial invested assets | FVTPL
Disclosure of fair value measurement of assets [line items]
Carrying value	8,161	7,950
Fair value	8,161	7,950
Other financial invested assets (CLOs)
Disclosure of fair value measurement of assets [line items]
Carrying value	6,213	5,356
Fair value	$ 6,213	$ 5,356